Operating lease	12 Months Ended
Dec. 31, 2020
Operating lease
Operating lease

7.   Operating lease

The Company’s consolidated balance sheets include a right-of-use asset and a corresponding liability for operating lease contracts. The discount rate used to measure the lease liability is the incremental cost of borrowing since the rate implicit in the lease cannot be determined.

The liabilities described below are for the Company’s offices in Cork, Ireland, Singapore and Houston, Texas which are denominated in various currencies. The weighted average remaining term of the office leases as at December 31, 2020 was 4.6 years. Under ASC 842, the right-of-use asset is a nonmonetary asset and is remeasured into the Company’s reporting currency of the U.S. Dollar using the exchange rate for the applicable currency as at the adoption date of ASC 842. The operating lease liability is a monetary liability and is remeasured quarterly using the current exchange rates, with changes recognized in a manner consistent with other foreign-currency-denominated liabilities in general and administrative expenses in the consolidated statements of operations.

	As at December 31
	2020	2019
Operating lease, right-of-use asset	1,662,510	1,745,464
Total operating lease, right-of-use asset	1,662,510	1,745,464
Current portion of operating lease obligations	463,559	289,231
Non-current portion of operating lease obligations	1,034,218	1,182,522
Total operating lease obligations	1,497,777	1,471,753

	For the years ended December 31
	2020	2019	2018
Foreign exchange loss/(gain) on operating leases	108,978	(73,207)	(200,504)
Total foreign exchange loss/(gain) on operating leases	108,978	(73,207)	(200,504)

As at December 31, 2020, the Company had the following maturity of operating lease obligations:

As at
December 31
2020
2021	473,361
2022	299,029
2023	269,859
2024	273,082
2025	277,062
2026	46,959
Total lease payments	1,639,352
Less imputed interest	(141,575)
Present value of lease liabilities	1,497,777